Investments in associates and joint venture	12 Months Ended
Dec. 31, 2023
Investments in associates and joint venture
Investments in associates and joint venture

10.   Investments in associates and joint venture

(a)	This caption is made up as follows:

	Share in equity
	2023	2022	2023	2022
	%	%	US$(000)	US$(000)

Associates:
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,416,051	1,408,260
Compañía Minera Coimolache S.A.	40.10	40.10	99,059	98,388
Tinka Resources Ltd.	19.32	19.32	9,221	10,678
			1,524,331	1,517,326
Joint venture (d)			1,628	2,486
Other minor investments			1,164	1,165
			1,527,123	1,520,977

See related accounting policies in Note 2.4(f).

(b)	The table below presents the net share in profit (loss) of investments:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	152,552	181,221	233,342
Compañía Minera Coimolache S.A.	1,072	(2,493)	8,170
Tinka Resources Ltd.	(1,320)	(2,447)	(1,098)
	152,304	176,281	240,414
Joint venture	(79)	(11)	36
	152,225	176,270	240,450

Investment in Sociedad Minera Cerro Verde S.A.A. (Cerro Verde) -

Cerro Verde is engaged in the extraction, production and marketing of cathodes and copper concentrate from its mining unit that is in Uchumayo, Arequipa, Peru.

Key financial data -

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2023	2022
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,789,427	1,946,762
Non-current assets	6,141,483	6,047,101
Current liabilities	(460,991)	(564,058)
Non-current liabilities	(789,545)	(778,378)

Equity	6,680,374	6,651,427

Group’s interest	1,308,288	1,300,497
Goodwill	107,763	107,763
	1,416,051	1,408,260

	2023	2022	2021
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Sales of goods	4,143,228	3,975,295	4,199,448

Net profit from continued operations	778,964	925,353	1,191,474

Group’s share in results	152,552	181,221	233,342

On March 2, 2024, through Annual Shareholders General Meeting, the shareholders of Cerro Verde agreed to distribute dividends for an amount of US$29.3 million which were paid on April 26, 2024.

The Group’s management determined that there was no objective evidence that its investment in Cerro Verde is impaired as of December 31, 2023 and 2022.

The entity has significant influence although it holds less than 20 percent of the voting rights in Cerro Verde.

Investment in Compañía Minera Coimolache S.A. (Coimolache) -

Coimolache is involved in the production and the sales of gold and silver from its open-pit mining unit located in Cajamarca, Peru.

Key financial data -

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2023	2022
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	242,490	208,382
Non-current assets	133,463	154,399
Current liabilities	(26,977)	(21,565)
Non-current liabilities	(101,909)	(95,822)

Equity	247,067	245,394

Group’s interest	99,059	98,388

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	136,949	159,003	215,481

Net profit (loss)	2,673	(6,218)	20,377

Group’s share in results	1,072	(2,493)	8,170

The Group’s management determined that there was no objective evidence that its investment in Coimolache is impaired as of December 31, 2023 and 2022.

Investment in Tinka Resources Ltd. (Tinka) -

Tinka is a Canadian junior exploration and development mining company with its flagship property being the project of Ayawilca. Ayawilca is carbonate replacement deposit (CRD) in the zinc-lead-silver belt of central Peru, in Cerro de Pasco, 200 kilometers northeast of Lima. Tinka is listed on the Lima (BVL) and Canada Stocks Exchanges (TSX Venture Exchange).

Key financial data -

The table below presents the key financial data from the financial statements of Tinka under IFRS in 2023 and 2022 (financial statements as of September 30, 2023 and 2022) and in 2021 (financial statements as of November 30, 2021):

	2023	2022
	US$(000)	US$(000)
Statements of financial position:
Current assets	5,591	13,007
Non-current assets	42,475	42,735
Current liabilities	(350)	(473)
Equity	47,716	55,269

Group’s interest	9,221	10,678

	2023	2022	2021
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years:
Net loss	(6,832)	(12,666)	(5,692)

Group's share in results	(1,320)	(2,447)	(1,098)

For the years 2023, 2022 and 2021, the Group has used the latest financial statements available from its associate Tinka, the difference between the period reported by the associate and the date of issuance of these financial statements being less than 3 months. There have been no significant transactions or events between the reporting date of the associate’s financial statements and the consolidated financial statements as of December 31, 2023, and 2022. The Group’s management determined that there was no objective evidence that its investment in Tinka is impaired as of December 31, 2023 and 2022.

The entity has significant influence although it holds less than 20 percent of the voting rights in Tinka.

(c)

The Group, through its subsidiary El Brocal, has an interest of 8% in Transportadora Callao S.A., a joint venture whose objective was the construction of a fixed conveyor belt of minerals and deposits in the Port of Callao. In May 2014, Transportadora Callao started operations and currently its main activity is the operation of that terminal.

The table below presents the key financial data from the joint venture under IFRS:

	2023	2022
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	17,375	14,760
Non-current assets	67,589	87,692
Current liabilities	(12,896)	(17,608)
Non-current liabilities	(50,572)	(53,768)
Equity	21,496	31,076

Group’s interest	1,628	2,486

	2023	2022	2021
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Net revenues	98,270	27,538	22,937

Net profit (loss)	(148)	(137)	450
Group’s share in results	(79)	(11)	36

(d)	Changes in this caption are as follows:

	2023	2022
	US$(000)	US$(000)

As of January 1,	1,520,977	1,422,295
Net share in profit of associates and joint venture	152,225	176,270
Equity contributions granted and paid, note 32(a)	—	1,677
Dividends declared and collected, note 32(a)	(147,286)	(79,140)
Unrealized results on investments	3	(101)
Translation adjustments and other	1,204	(24)
As of December 31,	1,527,123	1,520,977